Note 10 - Capital Structure and Financial Matters (Details Textual) kr / shares in Units, $ / shares in Units, $ in Thousands				1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended
	Feb. 05, 2024 DKK (kr) shares	Feb. 01, 2024 DKK (kr) shares	Jan. 26, 2024 DKK (kr) shares	Feb. 29, 2024 $ / shares shares	Feb. 29, 2024 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 DKK (kr) shares	May 23, 2024 kr / shares	May 22, 2024 $ / shares
Statement Line Items [Line Items]
Issue of equity | $						$ 5,973	$ 14,182
JonesTrading sales agreement [member]
Statement Line Items [Line Items]
Purchase agreement, remaining number of shares available for issuance | $							5,200
February 2024 offering [member]
Statement Line Items [Line Items]
Proceeds from issuing shares and warrants | $					$ 8,400
Proceeds from issuing prefunded warrants | $							$ 900
Ordinary shares [member]
Statement Line Items [Line Items]
Issue of equity | kr	kr 3,125,000	kr 4,450,000	kr 2,634,000
Increase (decrease) in number of shares outstanding (in shares)	3,125,000	4,450,000	2,633,550
Ordinary shares [member] | JonesTrading sales agreement [member]
Statement Line Items [Line Items]
Increase (decrease) in number of ordinary shares issued (in shares)							2,633,550	2,633,550
Entity Listing, Depository Receipt Ratio							10
Weighted average share price (in dollars per share) | $ / shares							$ 9.75
Issue of equity							$ 2,600	kr 2,633,550
Ordinary shares [member] | February 2024 offering [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares)				7,575,000	7,575,000
American depository share [member] | February 2024 offering [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares)				757,500	757,500
The 2024 investor warrants [member]
Statement Line Items [Line Items]
Class of warrants exercise price of warrants per ADS (in dollars per share) | (per share)									kr 27.52	$ 4
The 2024 investor warrants [member] | February 2024 offering [member]
Statement Line Items [Line Items]
Class of warrants exercisable for ADS (in shares)				757,500	757,500
Class of warrants exercisable for shares (in shares)				7,575,000	7,575,000
Class of warrants, offering price per warrant (in dollars per share) | $ / shares				$ 4	$ 4
Class of warrants exercise price of warrants per ADS (in dollars per share) | $ / shares				$ 27.52	$ 27.52
Class of prefunded warrants exercisable for ADS (in shares)				2,992,500	2,992,500
Class of prefunded warrants exercisable for shares (in shares)				29,925,000	29,925,000
Class of prefunded warrants, offering price per warrant (in dollars per share) | $ / shares				$ 4	$ 4
Class of prefunded warrant, exercise price of warrants per ADS (in dollars per share) | $ / shares				$ 1.4537	$ 1.4537
Prefunded warrants, exercised (in shares)							599,500	599,500